Finance Costs	12 Months Ended
Mar. 31, 2024
Finance Costs [Abstract]
Finance costs	19. Finance costs
	2024	2023	2022
	US$	US$	US$

Interest expense	—	—	1,938,803
Lease expense	4,241	8,464	3,091
Total finance costs	4,241	8,464	1,941,894